SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 Integer ¥ / shares		Dec. 31, 2022 Integer ¥ / shares
Share Capital
Number of warrants, outstanding, beginning balance | Integer	370,175
Average exercise price, outstanding, beginning balance | ¥ / shares	¥ 21.7
Weighted average remaining contractual term in years, outstanding	3 years 6 months 7 days	[1]	4 years 7 days
Number of warrants, exercisable, beginning balance | Integer	370,175
Average exercise price, exercisable, beginning balance | ¥ / shares	¥ 21.7
Weighted average remaining contractual term in years, exercisable	3 years 6 months 7 days	[1]	4 years 7 days
Number of warrants, outstanding, ending balance | Integer	370,175	[1]	370,175
Average exercise price, outstanding, ending balance | ¥ / shares	¥ 21.7	[1]	¥ 21.7
Number of warrants, outstanding, ending balance | Integer	370,175	[1]	370,175
Average exercise price, exercisable, ending balance | ¥ / shares	¥ 21.7	[1]	¥ 21.7

[1]	The number of shares reflected the one-for-ten reverse split effective on September 18, 2023